Fair Value Measurements - Summary of Company's Financial Assets and Liabilities that were Accounted for at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
Assets
Interest rate swap contracts included in Accounts Payable	$ 3.1	$ 0.5
Fair Value Measurements, Recurring [Member]
Assets
Cash and cash equivalents	67.0
Restricted cash and cash equivalents	27.0
Total Assets	94.0
Interest rate swap contracts included in Accounts Payable	3.1
Total Liabilities	3.3
Fair Value Measurements, Recurring [Member] | Forward contracts [Member]
Assets
Forward contracts included in Other Liabilities	0.2
Level 1 [Member] | Fair Value Measurements, Recurring [Member]
Assets
Cash and cash equivalents	67.0
Restricted cash and cash equivalents	27.0
Total Assets	94.0
Level 2 [Member] | Fair Value Measurements, Recurring [Member]
Assets
Interest rate swap contracts included in Accounts Payable	3.1
Total Liabilities	3.3
Level 2 [Member] | Fair Value Measurements, Recurring [Member] | Forward contracts [Member]
Assets
Forward contracts included in Other Liabilities	$ 0.2